Basis of Presentation and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table summarizes potentially dilutive shares outstanding as of June 30, 2015, which were excluded from the calculation due to being anti-dilutive:

2015
Common stock purchase warrants	1,782
Stock options	748
Restricted shares of common stock	—

The following table summarizes potentially dilutive shares outstanding as of December 31, 2014, which were excluded from the calculation due to being anti-dilutive:

	2014	2013
Common stock purchase warrants	1,782	22
Stock options	1,245	750
Restricted shares of common stock	100	51